Note 5 - Debt Cost Expense and Interest Expense Related to Outstanding Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Amortization of convertible debt discount	$ (42)		$ (108)	$ (5)
Interest expense	(72)	(58)	(195)	(142)
Interest expense, net	$ (114)	$ (58)	$ (303)	$ (142)